Results from financial transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Transactions Results

Results from financial transactions comprise:	2019	2018	2017
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	279	(79)	232
Realized gains and (losses) on financial investments	399	(92)	431
Gains and (losses) on investments in real estate	317	261	193
Net fair value change of derivatives	1,130	(545)	(1,159)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	33,188	(11,326)	20,524
Net fair value change on investments in real estate for account of policyholders	(18)	5	38
Net foreign currency gains and (losses)	77	44	(20)
Net fair value change on borrowings and other financial liabilities	15	29	10
Realized gains and (losses) on repurchased debt	-	1	1
Total	35,386	(11,701)	20,250

Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2019	2018	2017
Shares	99	69	25
Debt securities and money market investments	85	(143)	127

Other	95	(5)	80
Total	279	(79)	232

Summary of Realized Gains and Losses on Financial Investments
Realized gains and losses on financial investments comprise:	2019	2018	2017
Shares	11	25	165
Debt securities and money market investments	372	(147)	242
Loans	32	16	20

Other	(16)	14	3
Total	399	(92)	431

Realized gains and losses on financial investments comprise:	2019	2018	2017
Available-for-sale investments	368	(108)	411
Loans	32	16	20
Total	399	(92)	431

Summary of Net Fair Value Change of Derivatives
Net fair value change of derivatives comprise:	2019	2018	2017
Net fair value change on economic hedges where no hedge accounting is applied	2,281	272	70
Net fair value change on bifurcated embedded derivatives	(1,153)	(824)	(1,231)
Ineffective portion of hedge transactions to which hedge accounting is applied	1	7	2
Total	1,130	(545)	(1,159)

Summary of Ineffective Portion of Hedge Transactions
The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2019	2018	2017
Fair value change on hedging instruments in a fair value hedge	(1)	13	(12)
Fair value change on hedged items in a fair value hedge	2	(8)	15

Ineffectiveness fair value hedge	1	5	3
Ineffectiveness cash flow hedges	-	2	-
Total	1	7	2

Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss
Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2019	2018 1)	2017 1)
Shares	4,591	(2,318)	2,372
Debt securities and money market investments	863	(421)	166
Unconsolidated investment funds	26,450	(8,158)	17,720
Derivatives	1,284	(429)	265
Total	33,188	(11,326)	20,524

Summary of Net Fair Value on Borrowings and Other Financial Liabilities
Net fair value change on borrowings and other financial liabilities	2019	2018	2017
Borrowings	8	23	10
Other financial liabilities	7	6	-
Total	15	29	10

Aegon N.V [member]
Statement [LineItems]
Summary of Financial Transactions Results

	2019	2018
Results from financial transactions comprise:
Net fair value change of derivatives	(22)	(8)
Net foreign currency gains and (losses)	3	3
Net fair value change on borrowings and other financial liabilities	4	4
Total	(15)	(1)